Discontinued operations - Results of discontinued operations (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2018 CNY (¥)
Results of discontinued operations:
Net revenues	¥ 4,807
Cost of revenues	(280)
Gross profit	4,527
Operating expenses:
Selling and marketing expenses	(6,800)
General and administrative expenses	(1,368)
Total operating expense	(8,168)
Loss from operations	(3,641)
Other expenses:
Interest expenses, net	(676)
Gain from disposal of discontinued operations	771
Others, net	(66)
Loss from discontinued operations before income taxes	(3,612)
Income tax expense	0
Net loss from discontinued operations	¥ (3,612)